WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.3%
	ARGENTINA — 2.8%
626,931	Despegar.com Corp.*	$7,773,944
97,406	Globant S.A.*	19,300,025
		27,073,969
	BRAZIL — 10.9%
1,526,999	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	25,339,264
2,438,300	Embraer S.A.*	21,470,575
22,306	Localiza Rent a Car S.A.	167,875
3,252,737	NU Holdings Ltd. - Class A*	44,399,860
2,887,300	TOTVS S.A.	15,136,900
		106,514,474
	CANADA — 2.5%
473,697	Celestica, Inc.*	24,215,391
	CHINA — 19.6%
1,000,105	Full Truck Alliance Co., Ltd. - ADR	9,010,946
907,830	Kanzhun Ltd. - ADR	15,759,929
48,200	Kweichow Moutai Co., Ltd. - Class A	12,008,609
1,495,600	Meituan - Class B*	33,090,624
5,460,960	NARI Technology Co., Ltd. - Class A	21,536,860
431,205	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	18,007,592
962,800	Tencent Holdings Ltd.	55,063,852
7,627,000	TravelSky Technology Ltd. - Class H	11,341,555
259,367	Trip.com Group Ltd. - ADR*	15,414,181
		191,234,148
	HONG KONG — 2.2%
1,404,885	Techtronic Industries Co., Ltd.	21,342,816
	INDIA — 12.1%
3,484,344	Bharat Electronics Ltd.	11,854,070
2,110,124	ICICI Bank Ltd.	32,054,251
1,086,881	Intellect Design Arena Ltd.	12,478,186
979,035	Kotak Mahindra Bank Ltd.	21,659,353
869,157	Phoenix Mills Ltd.	19,142,419
6,560,560	Zomato Ltd.*	21,395,862
		118,584,141
	INDONESIA — 4.0%
35,458,075	Bank Central Asia Tbk P.T.	24,181,283
32,999,600	Bank Mandiri Persero Tbk P.T.	15,093,938
		39,275,221

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KAZAKSTAN — 1.0%
89,313	Kaspi.KZ JSC - ADR	$9,466,285
	MEXICO — 3.7%
749,966	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	13,022,518
1,730,500	Qualitas Controladora S.A.B. de C.V.	13,532,000
3,102,889	Wal-Mart de Mexico S.A.B. de C.V.	9,324,426
		35,878,944
	PERU — 2.3%
124,769	Credicorp Ltd.	22,579,446
	POLAND — 2.5%
1,009,528	Allegro.eu S.A.*	9,130,078
824,194	InPost S.A.*	15,540,790
		24,670,868
	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC[1]	—
	SAUDI ARABIA — 1.6%
280,743	Bupa Arabia for Cooperative Insurance Co.	15,506,197
	SINGAPORE — 5.9%
5,056,003	Grab Holdings Ltd. - Class A*	19,212,811
410,166	Sea Ltd. - ADR*	38,670,451
		57,883,262
	SOUTH AFRICA — 2.6%
144,628	Capitec Bank Holdings Ltd.	25,485,249
	SOUTH KOREA — 6.0%
774,274	Coupang, Inc.*	19,008,427
60,710	HD Hyundai Marine Solution Co., Ltd.	4,814,275
422,914	Shinhan Financial Group Co., Ltd.	17,948,862
124,792	SK Hynix, Inc.	16,661,836
		58,433,400
	TAIWAN — 15.6%
418,000	Jentech Precision Industrial Co., Ltd.	17,104,893
511,545	MediaTek, Inc.	18,993,107

WCM Focused Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
3,855,000	Taiwan Semiconductor Manufacturing Co., Ltd.	$116,576,399
		152,674,399
	TOTAL COMMON STOCKS
	(Cost $772,391,057)	930,818,210

Principal Amount
	BANK DEPOSIT INVESTMENTS — 1.9%
$18,293,278	UMB Bank, Money Market Special II, 4.68%[2]	18,293,278
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $18,293,278)	18,293,278
	TOTAL INVESTMENTS — 97.2%
	(Cost $790,684,335)	949,111,488
	Other Assets in Excess of Liabilities — 2.8%	27,158,915
	TOTAL NET ASSETS — 100.0%	$976,270,403

ADR – American Depository Receipt
JSC – Joint Stock Company
PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.